UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2016

Date of reporting period:	6/30/2016

Item 1	–	Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Short-Term Corporate Bond Fund, Inc.

SEMIANNUAL REPORT	JUNE 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short-Term Corporate Bond Fund, Inc. informative and useful. The report covers performance for the six-month period that ended June 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short-Term Corporate Bond Fund, Inc.

August 15, 2016

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 6/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.96	2.86	12.34	51.08	—
Class B	2.58	2.08	8.20	40.12	—
Class C	2.58	2.09	8.22	41.66	—
Class Q	3.04	3.12	N/A	N/A	11.18 (3/2/12)
Class R	2.83	2.60	10.95	47.41	—
Class Z	2.99	3.02	13.67	54.91	—
Barclays 1–5 Year US Credit Index	3.07	3.09	13.98	52.65	—
Lipper Short/ Intermediate Investment-Grade Debt Funds Average	2.94	2.46	11.59	44.01	—

Average Annual Total Returns (With Sales Charges) as of 6/30/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–0.49	1.68	3.87	—
Class B		–0.92	1.59	3.43	—
Class C		1.09	1.59	3.54	—
Class Q		3.12	N/A	N/A	2.48 (3/2/12)
Class R		2.60	2.10	3.96	—
Class Z		3.02	2.60	4.47	—
Barclays 1–5 Year US Credit Index		3.09	2.65	4.32	—
Lipper Short/ Intermediate Investment-Grade Debt Funds Average		2.46	2.21	3.68	—

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Source: Prudential Investments LLC and Lipper, Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	.50% on sales of $1 million or more made within 18 months of purchase	3% (Yr. 1) 2% (Yr. 2) 1% (Yr. 3) 1% (Yr. 4) 0% (Yr. 5)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays 1–5 Year US Credit Index—The Barclays 1–5 Year US Credit Index is an unmanaged index of publicly issued US corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. The cumulative total return for the Index measured from the month-end closest to the inception date through 6/30/16 is 11.16% for Class Q shares. The average annual total return for the Index measured from the month-end closest to the inception date through 6/30/16 is 2.47% for Class Q shares.

Lipper Short/Intermediate Investment-Grade Debt Funds Average—The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 6/30/16 is 8.50% for Class Q shares. The average annual

Prudential Short-Term Corporate Bond Fund, Inc.	5

Your Fund’s Performance (continued)

total return for the Lipper Average measured from the month-end closest to the inception date through 6/30/16 is 1.89% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

Distributions and Yields as of 6/30/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.13	1.36	1.36
Class B	0.09	0.67	0.67
Class C	0.09	0.67	0.67
Class Q	0.15	1.74	1.74
Class R	0.12	1.16	0.91
Class Z	0.15	1.65	1.65

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 6/30/16 (%)
AAA	10.1
AA	5.0
A	42.5
BBB	39.5
BB	2.5
B	0.1
Cash/Cash Equivalents	0.3
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2016, at the beginning of the period, and held through the six-month period ended June 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Short-Term Corporate Bond Fund, Inc.	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,029.60	0.77%	$3.89
	Hypothetical	$1,000.00	$1,021.03	0.77%	$3.87
Class B	Actual	$1,000.00	$1,025.80	1.52%	$7.66
	Hypothetical	$1,000.00	$1,017.30	1.52%	$7.62
Class C	Actual	$1,000.00	$1,025.80	1.52%	$7.66
	Hypothetical	$1,000.00	$1,017.30	1.52%	$7.62
Class Q	Actual	$1,000.00	$1,030.40	0.42%	$2.12
	Hypothetical	$1,000.00	$1,022.77	0.42%	$2.11
Class R	Actual	$1,000.00	$1,028.30	1.02%	$5.14
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12
Class Z	Actual	$1,000.00	$1,029.90	0.52%	$2.62
	Hypothetical	$1,000.00	$1,022.28	0.52%	$2.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended June 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.77	0.77
B	1.52	1.52
C	1.52	1.52
Q	0.42	0.42
R	1.27	1.02
Z	0.52	0.52

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short-Term Corporate Bond Fund, Inc.	9

Portfolio of Investments (unaudited)

as of June 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 98.8%

ASSET-BACKED SECURITIES 4.9%

Collateralized Loan Obligations
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.029	%(a)	01/15/28	25,000	$24,746,548
Ares CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.921	%(a)	10/12/23	40,000	39,828,608
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	1.984	%(a)	07/28/25	25,000	24,938,987
Atrium X CLO (Cayman Islands), Series 2015-10A, Class A, 144A	1.753	%(a)	07/16/25	40,000	39,600,364
Benefit Street Partners CLO IV Ltd. (Cayman Islands), Series 2014-IVA, Class A1A, 144A	2.124	%(a)	07/20/26	5,000	4,979,650
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.163	%(a)	07/18/27	11,500	11,411,926
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.134	%(a)	07/20/27	45,000	44,440,447
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.058	%(a)	07/25/26	7,320	7,312,266
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.108	%(a)	04/15/26	3,000	2,994,179
Marea CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	1.978	%(a)	10/15/23	25,000	24,835,123
Mill Creek CLO Ltd., Series 2016-1A, Class A, 144A	2.340	%(a)	04/20/28	20,000	20,006,652
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A	2.138	%(a)	10/15/26	5,000	4,856,563
Series 2015-9A, Class A1A, 144A	2.088	%(a)	07/15/27	26,000	25,675,824
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.155	%(a)	07/22/27	25,000	24,853,498
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.134	%(a)	07/20/27	35,000	34,680,348
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.076	%(a)	05/15/26	24,780	24,293,763
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.154	%(a)	07/20/27	40,000	39,723,000
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.153	%(a)	04/18/26	5,000	4,958,447
Series 2015-1A, Class A, 144A	2.134	%(a)	07/20/27	45,000	44,740,156
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.032	%(a)	11/07/25	25,000	24,457,925

TOTAL ASSET-BACKED SECURITIES (cost $476,002,183)					473,334,274

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOAN(a) 0.2%

Technology
Dell International LLC^ (cost $19,400,000)	—	%(b)	12/31/18	20,000	$19,400,000

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.5%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739	%(a)	04/10/49	15,791	16,099,572
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A3	3.061%		02/10/48	12,750	13,467,717
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%		08/15/48	4,667	4,709,086
COMM Mortgage Trust,
Series 2012-CR4, Class A2	1.801%		10/15/45	3,200	3,206,133
Series 2014-CR18, Class A3	3.528%		07/15/47	7,400	7,955,191
Series 2014-CR19, Class A3	3.530%		08/10/47	14,824	15,962,950
Series 2015-CR22, Class A3	3.207%		03/10/48	27,750	29,256,267
Series 2015-DC1, Class A3	3.219%		02/10/48	20,000	21,097,400
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	3,974	3,972,839
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526%		08/10/46	17,475	18,405,781
Series 2014-GC20, Class A3	3.680%		04/10/47	19,000	20,536,568
Series 2014-GC22, Class A3	3.516%		06/10/47	20,000	21,367,126
Series 2014-GC24, Class A3	3.342%		09/10/47	10,000	10,658,841
Series 2015-GC28, Class A3	3.307%		02/10/48	8,225	8,766,548
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A3	3.435%		08/15/47	15,000	15,974,652
Series 2015-C28, Class A2	2.773%		10/15/48	19,754	20,561,749
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	7,000	7,181,207
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class A3	6.131	%(a)	02/15/51	48	47,501
Series 2013-C10, Class A3	2.682%		12/15/47	22,445	23,186,361
Series 2013-C13, Class A3	3.525%		01/15/46	10,000	10,613,362
Series 2013-C16, Class A2	3.070%		12/15/46	11,180	11,561,416
Series 2014-C20, Class A3A1	3.472%		07/15/47	20,000	21,334,448
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A3	5.172%		12/12/49	9,791	9,841,915
Series 2007-6, Class A2	5.331%		03/12/51	4,296	4,326,038
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4	3.091%		08/10/49	90	95,346
Series 2012-C4, Class A3	2.533%		12/10/45	31,000	31,961,657

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class A3	6.011	%(a)	06/15/45	891	$889,539
Series 2006-C28, Class A1A	5.559%		10/15/48	12,056	12,109,022
Series 2006-C28, Class A4	5.572%		10/15/48	11,010	11,006,509
Series 2007-C30, Class A3	5.246%		12/15/43	1,091	1,097,683
Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	17,375	17,807,915
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531%		07/15/46	10,000	10,765,965
Series 2015-LC20, Class A3	3.086%		04/15/50	16,633	17,391,849
Series 2015-NXS1, Class A3	3.058%		05/15/48	5,791	6,071,839

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $426,121,867)					429,287,992

CORPORATE BONDS 88.2%

Aerospace/Defense 0.3%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750%		10/11/21	5,936	6,627,473
Harris Corp.,
Gtd. Notes	4.250%		10/01/16	5,000	5,030,305
Sr. Unsec’d. Notes	1.999%		04/27/18	3,445	3,462,538
Sr. Unsec’d. Notes	2.700%		04/27/20	8,270	8,382,398
L-3 Communications Corp., Gtd. Notes	1.500%		05/28/17	2,705	2,707,370
United Technologies Corp., Jr. Sub. Notes	1.778%		05/04/18	5,055	5,100,414

					31,310,498

Agriculture 1.2%
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	9,353	11,530,640
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	26,140	26,366,686
Reynolds American, Inc.,
Gtd. Notes	2.300%		08/21/17	11,600	11,740,940
Gtd. Notes	2.300%		06/12/18	31,845	32,355,858
Gtd. Notes	3.250%		06/12/20	4,905	5,184,987
Gtd. Notes	3.500%		08/04/16	16,264	16,297,634
Gtd. Notes	6.875%		05/01/20	13,185	15,557,127

					119,033,872

Airlines 1.2%
American Airlines,
Series 2013-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.000%		07/15/25	2,407	2,539,893
Series 2013-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%		01/15/23	34,470	37,486,081

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines, Inc.,
Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.648%	09/15/17	704	$721,045
Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates^	6.820%	05/01/18	1,875	1,968,682
Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545%	02/02/19	2,032	2,166,722
Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.703%	06/15/21	108	112,957
Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	14,127	15,822,543
Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250%	11/10/19	10,420	11,905,145
Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	01/12/21	2,705	2,879,826
Delta Air Lines, Inc.,
Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	4,713	5,476,219
Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200%	07/02/18	2,952	3,154,597
Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	05/23/19	11,573	12,238,311
Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.300%	04/15/19	1,230	1,309,928
Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	7,780	8,246,572
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%	11/05/20	7,235	7,467,670

				113,496,191

Apparel 0.1%
VF Corp., Sr. Unsec’d. Notes	5.950%	11/01/17	5,915	6,292,685

Auto Manufacturers 4.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	1.875%	01/11/18	6,802	6,864,109
Gtd. Notes, 144A	2.250%	03/02/20	10,125	10,313,244
Gtd. Notes, 144A	2.375%	08/01/18	15,000	15,333,045
Gtd. Notes, 144A(c)	2.950%	01/11/17	8,270	8,351,302
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.145%	01/09/18	11,610	11,711,669
Sr. Unsec’d. Notes	2.375%	01/16/18	14,300	14,475,890

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Sr. Unsec’d. Notes	2.375%		03/12/19	19,450	$19,722,806
Sr. Unsec’d. Notes	2.459%		03/27/20	18,730	18,884,560
Sr. Unsec’d. Notes	2.551%		10/05/18	6,570	6,691,446
Sr. Unsec’d. Notes	3.200%		01/15/21	20,000	20,601,680
Sr. Unsec’d. Notes	3.336%		03/18/21	14,025	14,545,706
Sr. Unsec’d. Notes	4.250%		02/03/17	14,520	14,752,030
Sr. Unsec’d. Notes	5.000%		05/15/18	45,956	48,691,944
Sr. Unsec’d. Notes	6.625%		08/15/17	2,000	2,111,062
Sr. Unsec’d. Notes, MTN	2.943%		01/08/19	19,740	20,315,382
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	39,500	40,668,212
General Motors Financial Co., Inc.,
Gtd. Notes	3.100%		01/15/19	11,500	11,747,929
Gtd. Notes	3.150%		01/15/20	14,815	14,997,313
Gtd. Notes	3.200%		07/13/20	7,980	8,084,307
Gtd. Notes	3.250%		05/15/18	6,975	7,119,578
Gtd. Notes	3.700%		11/24/20	14,000	14,383,726
Gtd. Notes	3.700%		05/09/23	10,025	10,077,080
Gtd. Notes	4.200%		03/01/21	20,950	21,916,884
Gtd. Notes	4.750%		08/15/17	16,500	17,025,277
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A	2.400%		09/15/19	18,145	18,697,370
Gtd. Notes, 144A	2.700%		03/15/17	12,210	12,332,540
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	2.375%		03/22/17	10,050	10,115,627

					420,531,718

Auto Parts & Equipment 0.3%
Delphi Automotive PLC (United Kingdom), Gtd. Notes	3.150%		11/19/20	16,465	16,935,932
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(c)	4.000%		04/29/20	7,000	7,148,750

					24,084,682

Banks 22.7%
Bank of America Corp.,
Jr. Sub. Notes, Series K	8.000	%(a)	07/29/49	10,601	10,534,744
Jr. Sub. Notes, Series M	8.125	%(a)	12/29/49	10,000	10,025,000
Jr. Sub. Notes, Series V(c)	5.125	%(a)	12/29/49	15,000	14,137,500
Sr. Unsec’d. Notes	2.000%		01/11/18	25,235	25,396,327
Sr. Unsec’d. Notes	2.250%		04/21/20	5,845	5,877,679
Sr. Unsec’d. Notes	2.600%		01/15/19	47,055	48,149,923

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Sr. Unsec’d. Notes	2.650%		04/01/19	12,435	$12,739,334
Sr. Unsec’d. Notes	5.700%		01/24/22	5,000	5,789,090
Sr. Unsec’d. Notes	5.750%		12/01/17	30,860	32,663,520
Sr. Unsec’d. Notes	6.000%		09/01/17	47,395	49,826,695
Sr. Unsec’d. Notes, GMTN	2.625%		04/19/21	50,185	50,954,687
Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	5,000	5,358,240
Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	30,840	33,669,478
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050%		05/03/21	24,550	24,935,951
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	20,200	20,566,266
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.750%		11/08/19	13,315	13,221,036
Sr. Unsec’d. Notes	2.875%		06/08/20	15,445	15,219,935
Sr. Unsec’d. Notes	3.250%		01/12/21	24,000	23,915,928
BPCE SA (France), Gtd. Notes, MTN	2.500%		07/15/19	10,000	10,238,580
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.450%		04/24/19	12,075	12,260,472
Sr. Unsec’d. Notes	5.250%		02/21/17	11,913	12,192,455
Sr. Unsec’d. Notes	6.750%		09/15/17	32,225	34,174,774
Capital One NA, Sr. Unsec’d. Notes(c)	2.400%		09/05/19	12,135	12,295,570
Citigroup, Inc.,
Jr. Sub. Notes	5.950	%(a)	12/29/49	19,535	19,032,462
Jr. Sub. Notes(c)	6.125	%(a)	12/29/49	6,810	6,912,150
Sr. Unsec’d. Notes	1.700%		04/27/18	20,000	20,032,060
Sr. Unsec’d. Notes	2.500%		09/26/18	10,245	10,448,056
Sr. Unsec’d. Notes	2.500%		07/29/19	19,810	20,179,060
Sr. Unsec’d. Notes	2.550%		04/08/19	23,100	23,640,332
Sr. Unsec’d. Notes(c)	2.650%		10/26/20	39,750	40,450,514
Sr. Unsec’d. Notes	2.700%		03/30/21	41,720	42,462,324
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	13,155	13,116,495
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	1.700%		04/27/18	8,230	8,238,806
Sr. Unsec’d. Notes	3.000%		10/29/21	18,996	19,457,565
Sr. Unsec’d. Notes, GMTN	1.375%		05/26/17	4,800	4,803,926
Sr. Unsec’d. Notes, GMTN	2.300%		05/28/19	18,899	19,152,001
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	2.750%		03/26/20	20,250	19,992,866
Gtd. Notes, 144A	3.125%		12/10/20	5,000	4,992,395
Gtd. Notes, 144A	3.450%		04/16/21	25,000	25,248,725

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.800%		03/10/21	22,760	$23,618,439
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	26,505	26,596,230
Deutsche Bank AG London (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	25,445	25,285,689
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	28,905	28,998,508
Fifth Third Bancorp, Sub. Notes	5.450%		01/15/17	5,730	5,857,578
Fifth Third Bank,
Sr. Unsec’d. Notes	2.300%		03/15/19	6,250	6,372,931
Sr. Unsec’d. Notes(c)	2.375%		04/25/19	7,620	7,803,368
First Horizon National Corp., Sr. Unsec’d. Notes	3.500%		12/15/20	13,890	14,017,191
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375	%(a)	12/29/49	9,610	9,503,521
Jr. Sub. Notes	5.700	%(a)	12/29/49	9,925	9,905,398
Sr. Unsec’d. Notes	2.375%		01/22/18	45,125	45,731,480
Sr. Unsec’d. Notes	2.550%		10/23/19	9,500	9,719,973
Sr. Unsec’d. Notes	2.600%		04/23/20	16,000	16,266,304
Sr. Unsec’d. Notes	2.625%		01/31/19	5,000	5,117,340
Sr. Unsec’d. Notes	2.875%		02/25/21	38,750	39,727,159
Sr. Unsec’d. Notes(c)	2.900%		07/19/18	16,050	16,470,029
Sr. Unsec’d. Notes	5.950%		01/18/18	36,835	39,239,884
Sr. Unsec’d. Notes	6.150%		04/01/18	24,250	26,129,254
Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	10,000	11,123,190
Sr. Unsec’d. Notes, GMTN	7.500%		02/15/19	25,727	29,421,654
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500%		05/15/18	5,000	4,975,465
HSBC Bank USA NA, Sub. Notes	4.875%		08/24/20	12,865	13,976,510
HSBC USA, Inc., Sr. Unsec’d. Notes(c)	2.625%		09/24/18	9,855	10,008,925
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%		08/02/18	13,660	13,921,712
JPMorgan Chase & Co.,
Jr. Sub. Notes(c)	5.000	%(a)	12/29/49	20,000	19,125,000
Jr. Sub. Notes(c)	7.900	%(a)	12/29/49	14,000	14,280,000
Sr. Unsec’d. Notes	1.625%		05/15/18	11,184	11,227,718
Sr. Unsec’d. Notes	1.800%		01/25/18	20,500	20,661,991
Sr. Unsec’d. Notes	2.200%		10/22/19	5,705	5,798,899
Sr. Unsec’d. Notes	2.250%		01/23/20	35,000	35,481,355
Sr. Unsec’d. Notes	2.400%		06/07/21	29,670	30,084,668
Sr. Unsec’d. Notes	2.550%		10/29/20	15,090	15,417,302
Sr. Unsec’d. Notes	6.000%		01/15/18	40,000	42,778,880
Sr. Unsec’d. Notes	6.300%		04/23/19	65,200	73,292,298

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	16,025	$16,432,596
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	1.750%		03/16/18	3,435	3,426,069
Gtd. Notes	1.750%		05/14/18	20,260	20,203,009
Gtd. Notes	2.000%		08/17/18	9,090	9,079,810
Gtd. Notes	2.300%		11/27/18	5,850	5,882,936
Gtd. Notes	2.700%		08/17/20	7,494	7,624,695
Gtd. Notes, MTN, 144A	5.800%		01/13/20	24,810	27,754,302
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	23,960	24,434,312
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A	1.850%		03/21/18	5,750	5,790,808
Gtd. Notes, 144A	2.450%		04/16/19	17,955	18,306,631
Morgan Stanley,
Jr. Sub. Notes	5.450	%(a)	07/29/49	17,375	16,680,000
Jr. Sub. Notes	5.550	%(a)	12/29/49	4,700	4,655,820
Sr. Unsec’d. Notes(c)	1.875%		01/05/18	17,140	17,236,944
Sr. Unsec’d. Notes(c)	2.125%		04/25/18	26,790	27,070,384
Sr. Unsec’d. Notes	2.650%		01/27/20	19,700	20,024,833
Sr. Unsec’d. Notes	2.800%		06/16/20	25,800	26,434,861
Sr. Unsec’d. Notes, GMTN	2.375%		07/23/19	26,670	27,110,028
Sr. Unsec’d. Notes, GMTN	2.450%		02/01/19	9,430	9,607,048
Sr. Unsec’d. Notes, GMTN(c)	2.500%		04/21/21	28,660	28,959,784
Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	14,765	16,421,810
Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	25,000	27,094,325
Sr. Unsec’d. Notes, MTN	5.550%		04/27/17	14,875	15,392,516
Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	5,498	6,100,075
Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	11,493	12,114,748
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.625%		09/26/18	17,785	18,174,438
PNC Bank NA,
Sr. Unsec’d. Notes	2.200%		01/28/19	15,425	15,738,714
Sr. Unsec’d. Notes	2.250%		07/02/19	9,850	10,061,647
Santander Bank NA, Sr. Unsec’d. Notes	2.000%		01/12/18	12,785	12,777,776
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20	21,590	21,423,196
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	44,760	45,554,535
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes	1.500%		01/18/18	10,270	10,293,806
Gtd. Notes	1.800%		07/18/17	19,221	19,329,022
Gtd. Notes	2.450%		01/10/19	8,680	8,865,127
Gtd. Notes	2.450%		01/16/20	7,110	7,265,794

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes	2.350%		11/01/18	17,695	$17,970,670
Sr. Unsec’d. Notes	2.500%		05/01/19	20,200	20,620,544
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375%		08/14/19	25,410	25,987,061
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A(c)	2.950%		09/24/20	13,750	13,983,324
Gtd. Notes, 144A	3.000%		04/15/21	28,510	29,078,775
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49	17,472	18,280,080
Wells Fargo Bank NA, Sub. Notes	6.000%		11/15/17	12,525	13,326,938

					2,192,808,555

Beverages 2.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	2.650%		02/01/21	77,630	80,503,474
Gtd. Notes	3.300%		02/01/23	22,385	23,586,403
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	10,000	11,225,560
Beam Suntory, Inc. (Japan), Gtd. Notes	1.875%		05/15/17	8,465	8,496,693
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375%		11/26/18	25,500	25,990,492
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%		10/01/17	6,325	6,354,184
Molson Coors Brewing Co., Gtd. Notes	2.000%		05/01/17	10,975	11,030,654
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.450%		01/15/17	30,990	31,195,092

					198,382,552

Biotechnology 1.6%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.125%		05/15/17	26,975	27,199,971
Sr. Unsec’d. Notes	2.125%		05/01/20	23,895	24,272,350
Sr. Unsec’d. Notes	2.200%		05/22/19	24,700	25,334,494
Sr. Unsec’d. Notes	6.150%		06/01/18	6,000	6,550,446
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	12,910	13,454,247
Celgene Corp.,
Sr. Unsec’d. Notes	1.900%		08/15/17	5,555	5,597,574
Sr. Unsec’d. Notes	2.300%		08/15/18	17,100	17,413,682
Sr. Unsec’d. Notes	2.875%		08/15/20	27,740	28,686,766
Gilead Sciences, Inc., Sr. Unsec’d. Notes(c)	2.550%		09/01/20	9,620	9,996,036

					158,505,566

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials 0.3%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000%		06/15/20	11,225	$11,595,414
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	1.731	%(a)	06/30/17	13,885	13,841,220

					25,436,634

Chemicals 2.9%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%		04/15/18	15,000	15,300,000
Cabot Corp., Sr. Unsec’d. Notes	2.550%		01/15/18	19,425	19,627,875
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	2.450%		05/01/20	16,040	16,066,017
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125%		11/15/21	24,913	27,331,604
Sr. Unsec’d. Notes	8.550%		05/15/19	15,000	17,805,525
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.400%		06/01/17	4,460	4,501,259
Sr. Unsec’d. Notes	2.700%		01/15/20	29,600	30,442,594
Sr. Unsec’d. Notes	4.500%		01/15/21	6,600	7,196,957
Ecolab, Inc.,
Sr. Unsec’d. Notes	1.450%		12/08/17	15,600	15,627,284
Sr. Unsec’d. Notes	2.250%		01/12/20	4,215	4,290,752
Sr. Unsec’d. Notes	3.000%		12/08/16	21,965	22,153,460
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.000%		04/15/19	41,595	45,021,762
Sr. Unsec’d. Notes	6.000%		11/15/21	6,805	7,978,740
Rohm & Haas Co., Gtd. Notes	6.000%		09/15/17	4,739	4,991,129
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%		12/15/17	13,325	13,349,851
Solvay Finance America LLc (Belgium), Gtd. Notes, 144A(c)	3.400%		12/03/20	20,875	21,860,947
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	7.875%		06/11/19	7,933	9,197,576

					282,743,332

Commercial Services 1.0%
Catholic Health Initiatives,
Sec’d. Notes	1.600%		11/01/17	2,100	2,108,545
Unsec’d. Notes	2.600%		08/01/18	5,270	5,370,910
Equifax, Inc., Sr. Unsec’d. Notes	2.300%		06/01/21	10,330	10,476,004
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $20,804,581; purchased 06/30/14)(d)(e)	2.350%		10/15/19	20,835	21,228,344
Gtd. Notes, 144A	2.600%		12/01/21	25,000	25,407,400

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(d)(e)	2.750%		03/15/17	3,520	$3,554,844
Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)(d)(e)	2.800%		11/01/18	2,050	2,100,981
Gtd. Notes, 144A (original cost $6,716,280; purchased 05/10/16)(d)(e)	5.250%		10/01/20	6,000	6,735,360
Gtd. Notes, 144A (original cost $5,150,587; purchased 12/17/10-11/05/13)(d)(e)	6.375%		10/15/17	4,461	4,728,647
Total System Services, Inc., Sr. Unsec’d. Notes(c)	3.800%		04/01/21	11,010	11,657,102

					93,368,137

Computers 1.6%
Apple, Inc.,
Sr. Unsec’d. Notes	2.250%		02/23/21	33,870	34,848,098
Sr. Unsec’d. Notes	2.850%		05/06/21	23,785	25,120,504
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A	3.480%		06/01/19	9,240	9,465,548
Sr. Sec’d. Notes, 144A	4.420%		06/15/21	7,860	8,090,070
EMC Corp., Sr. Unsec’d. Notes	1.875%		06/01/18	32,460	31,813,105
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A	2.450%		10/05/17	27,170	27,522,123
Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	5,090	5,212,465
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	13,195	13,203,313

					155,275,226

Diversified Financial Services 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes	2.750%		05/15/17	4,850	4,853,264
Gtd. Notes	3.750%		05/15/19	7,310	7,364,825
Air Lease Corp., Sr. Unsec’d. Notes	5.625%		04/01/17	2,665	2,721,631
American Express Co.,
Sr. Unsec’d. Notes	1.244	%(a)	05/22/18	2,000	1,995,612
Sr. Unsec’d. Notes	7.000%		03/19/18	19,920	21,759,214
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19	8,850	9,034,239
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.150%		11/21/18	3,675	3,700,993
Sr. Unsec’d. Notes	2.300%		06/05/19	11,125	11,263,128
Sub. Notes	8.800%		07/15/19	7,995	9,444,901

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200%		07/25/18	3,950	$4,016,917
CIT Group, Inc., Sr. Unsec’d. Notes(c)	3.875%		02/19/19	20,000	20,100,000
Discover Financial Services, Sr. Unsec’d. Notes	6.450%		06/12/17	4,112	4,275,826
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%		11/15/20	8,342	8,593,603
International Lease Finance Corp.,
Sr. Unsec’d. Notes	3.875%		04/15/18	16,644	16,948,918
Sr. Unsec’d. Notes	8.750%		03/15/17	10,644	11,112,336
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(f)	5.250	%(g)	02/06/12	1,520	102,600
Sr. Unsec’d. Notes(f)	5.625	%(g)	01/24/13	1,000	68,750
Sr. Unsec’d. Notes(f)	6.000	%(g)	07/19/12	900	60,750
Navient Corp.,
Sr. Unsec’d. Notes, MTN	4.625%		09/25/17	500	503,750
Sr. Unsec’d. Notes, MTN	6.000%		01/25/17	9,565	9,684,563
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	14,300	14,324,682
Sr. Unsec’d. Notes, GMTN	2.750%		03/19/19	32,025	32,772,463
NYSE Holdings LLC, Gtd. Notes	2.000%		10/05/17	19,880	20,096,541
Synchrony Financial,
Sr. Unsec’d. Notes	1.875%		08/15/17	7,025	7,036,008
Sr. Unsec’d. Notes	2.600%		01/15/19	26,850	27,143,820
Sr. Unsec’d. Notes	2.700%		02/03/20	17,625	17,673,240
Sr. Unsec’d. Notes	3.000%		08/15/19	10,115	10,283,587

					276,936,161

Electric 3.5%
American Electric Power Co, Inc., Sr. Unsec’d. Notes	1.650%		12/15/17	19,295	19,350,608
CMS Energy Corp., Sr. Unsec’d. Notes	6.550%		07/17/17	5,000	5,264,215
Commonwealth Edison Co., First Mortgage	2.150%		01/15/19	5,375	5,482,280
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%		05/15/21	16,755	16,930,726
Dayton Power & Light Co. (The), First Mortgage	1.875%		09/15/16	3,450	3,454,488
Dominion Resources, Inc.,
Jr. Sub. Notes	2.962%		07/01/19	2,810	2,860,675
Jr. Sub. Notes	4.104%		04/01/21	22,500	23,810,265
Sr. Unsec’d. Notes	1.950%		08/15/16	10,100	10,109,686
Sr. Unsec’d. Notes	2.750%		09/15/22	10,000	10,125,010
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	4,350	4,388,563
Emera US Finance LP (Canada),
Gtd. Notes, 144A	2.150%		06/15/19	1,750	1,770,358
Gtd. Notes, 144A	2.700%		06/15/21	32,535	33,154,401

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Entergy Corp.,
Sr. Unsec’d. Notes	4.700%	01/15/17	7,460	$7,565,052
Sr. Unsec’d. Notes	5.125%	09/15/20	11,128	12,193,673
Exelon Corp.,
Sr. Unsec’d. Notes	2.450%	04/15/21	4,940	5,009,496
Sr. Unsec’d. Notes(c)	2.850%	06/15/20	10,670	11,006,831
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	26,996	27,769,786
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	10,850	10,985,115
Georgia Power Co., Sr. Unsec’d. Notes	2.400%	04/01/21	29,095	30,089,787
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000%	09/15/17	7,040	7,405,883
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.586%	06/01/17	4,770	4,781,496
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.250%	09/15/21	5,290	5,671,065
PG&E Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	18,060	18,414,193
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	16,085	16,138,965
Pseg Power LLC, Gtd. Notes	3.000%	06/15/21	10,555	10,700,870
Southern Co. (The),
Sr. Unsec’d. Notes	1.950%	09/01/16	10,455	10,470,996
Sr. Unsec’d. Notes	2.450%	09/01/18	7,050	7,219,595
Sr. Unsec’d. Notes	2.750%	06/15/20	12,818	13,284,973
TECO Finance, Inc., Gtd. Notes	6.572%	11/01/17	2,000	2,123,338

				337,532,389

Electronics 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%	03/01/18	5,425	5,480,590
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125%	06/15/21	6,390	6,561,022
Fortive Corp., Sr. Unsec’d. Notes, 144A	2.350%	06/15/21	7,845	7,960,071
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.750%	03/11/18	7,825	8,367,726
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350%	08/01/19	3,455	3,507,471

				31,876,880

Food 2.0%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes	1.900%	01/25/18	13,195	13,299,293
Sr. Unsec’d. Notes	2.100%	03/15/18	9,718	9,808,795
JM Smucker Co. (The),
Gtd. Notes	1.750%	03/15/18	5,965	6,011,986
Gtd. Notes	2.500%	03/15/20	14,625	15,083,742
Kellogg Co., Sr. Unsec’d. Notes	1.750%	05/17/17	4,925	4,955,895

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Food (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes	2.250%	06/05/17	10,720	$10,818,302
Gtd. Notes	6.125%	08/23/18	11,431	12,536,058
Gtd. Notes, 144A(c)	2.800%	07/02/20	38,045	39,507,488
Kroger Co. (The),
Gtd. Notes	6.400%	08/15/17	9,800	10,368,772
Sr. Unsec’d. Notes	2.300%	01/15/19	4,125	4,208,808
Sysco Corp., Gtd. Notes	2.500%	07/15/21	16,520	16,881,243
Tyson Foods, Inc., Gtd. Notes	2.650%	08/15/19	13,580	13,951,332
Wm. Wrigley Jr. Co.,
Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	7,390	7,468,556
Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	23,740	24,211,168
Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,550	2,649,909

				191,761,347

Forest Products & Paper 0.5%
International Paper Co.,
Sr. Unsec’d. Notes	7.950%	06/15/18	34,026	38,353,699
Sr. Unsec’d. Notes	9.375%	05/15/19	8,295	9,879,229

				48,232,928

Gas 0.6%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950%	02/01/17	12,400	12,707,681
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	2.800%	11/15/20	9,700	10,023,369
Sempra Energy,
Sr. Unsec’d. Notes	2.300%	04/01/17	12,390	12,492,552
Sr. Unsec’d. Notes	2.850%	11/15/20	22,900	23,738,346

				58,961,948

Hand/Machine Tools 0.2%
Stanley Black & Decker, Inc., Sub. Notes	2.451%	11/17/18	22,195	22,677,564

Healthcare-Products 2.0%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes	1.450%	05/15/17	4,500	4,511,695
Sr. Unsec’d. Notes	2.675%	12/15/19	17,730	18,235,872
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	6,575	6,811,325
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	10,525	10,781,052
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	58,610	60,785,193
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.800%	09/15/20	25,260	26,040,105

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Stryker Corp., Sr. Unsec’d. Notes(c)	2.625%	03/15/21	17,460	$18,046,499
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.400%	02/01/19	4,985	5,071,694
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.000%	04/01/18	13,075	13,184,255
Sr. Unsec’d. Notes	2.700%	04/01/20	15,435	15,622,381
Sr. Unsec’d. Notes	3.150%	04/01/22	13,499	13,836,475

				192,926,546

Healthcare-Services 3.0%
Aetna, Inc.,
Sr. Unsec’d. Notes	1.500%	11/15/17	3,000	3,013,524
Sr. Unsec’d. Notes	1.750%	05/15/17	10,655	10,712,558
Sr. Unsec’d. Notes	2.200%	03/15/19	10,125	10,307,615
Sr. Unsec’d. Notes	2.400%	06/15/21	36,790	37,536,175
Anthem, Inc.,
Sr. Unsec’d. Notes	1.875%	01/15/18	41,195	41,428,205
Sr. Unsec’d. Notes	2.250%	08/15/19	23,940	24,153,305
Sr. Unsec’d. Notes	2.300%	07/15/18	9,875	10,017,052
Sr. Unsec’d. Notes	3.700%	08/15/21	14,150	15,126,152
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes	5.450%	06/15/21	1,416	1,615,905
Sr. Unsec’d. Notes	5.950%	03/15/17	19,180	19,820,133
Dignity Health, Sec’d. Notes	2.637%	11/01/19	8,900	9,174,307
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19	9,010	9,257,135
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.200%	08/23/17	14,785	14,889,722
Sr. Unsec’d. Notes	2.500%	11/01/18	8,100	8,228,191
Sr. Unsec’d. Notes	2.625%	02/01/20	3,640	3,717,860
Sr. Unsec’d. Notes(c)	4.625%	11/15/20	3,730	4,067,744
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	30,000	30,244,200
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300%	12/15/19	8,600	8,880,222
Sr. Unsec’d. Notes	2.700%	07/15/20	14,800	15,414,481
Sr. Unsec’d. Notes	6.000%	02/15/18	15,075	16,255,870

				293,860,356

Home Builders 0.2%
D.R. Horton, Inc., Gtd. Notes(c)	3.625%	02/15/18	11,000	11,175,450
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	8,050	8,343,825

				19,519,275

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Home Furnishings 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	12,725	$13,019,749

Housewares 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(c)	2.050%	12/01/17	7,090	7,147,315
Sr. Unsec’d. Notes	2.600%	03/29/19	6,305	6,470,071
Sr. Unsec’d. Notes	2.875%	12/01/19	19,755	20,302,016
Sr. Unsec’d. Notes	3.150%	04/01/21	11,575	12,058,627
Sr. Unsec’d. Notes	4.000%	06/15/22	10,895	11,561,578

				57,539,607

Insurance 3.5%
Allied World Assurance Co. Holdings Ltd.,
Gtd. Notes	5.500%	11/15/20	500	556,707
Gtd. Notes	7.500%	08/01/16	5,090	5,113,923
American International Group, Inc.,
Sr. Unsec’d. Notes	2.300%	07/16/19	29,190	29,701,817
Sr. Unsec’d. Notes	3.300%	03/01/21	15,095	15,594,720
Axis Specialty Finance LLC,
Gtd. Notes	5.875%	06/01/20	6,075	6,790,599
Gtd. Notes	2.650%	04/01/19	9,160	9,258,992
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(c)	2.200%	03/15/21	20,600	21,250,754
Chubb INA Holdings, Inc., Gtd. Notes	2.300%	11/03/20	24,800	25,497,798
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	5.000%	06/01/21	10,004	11,046,587
Sr. Unsec’d. Notes, 144A	6.700%	08/15/16	3,135	3,154,515
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	14,001	16,097,174
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550%	10/15/18	5,875	6,006,970
MetLife, Inc., Sr. Unsec’d. Notes	1.756%	12/15/17	12,125	12,238,478
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	1.500%	01/10/18	18,310	18,415,539
Sec’d. Notes, 144A	2.300%	04/10/19	50,000	51,166,500
New York Life Global Funding, Sec’d. Notes, 144A	2.100%	01/02/19	20,570	21,024,186
Principal Financial Group, Inc., Gtd. Notes	1.850%	11/15/17	10,345	10,401,494
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	1.500%	04/18/19	3,570	3,583,880
Sr. Sec’d. Notes, 144A	2.200%	04/08/20	9,525	9,676,238
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $23,895,808; purchased 10/27/14-02/12/15)(d)(e)	2.950%	11/01/19	23,585	24,161,842

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Unum Group, Sr. Unsec’d. Notes	3.000%	05/15/21	6,145	$6,284,700
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625%	03/15/22	16,075	17,561,745
Sr. Unsec’d. Notes	6.150%	08/15/19	642	715,565
Sr. Unsec’d. Notes	7.375%	09/15/19	3,960	4,592,891
XLIT Ltd. (Ireland), Gtd. Notes	2.300%	12/15/18	9,251	9,346,267

				339,239,881

Iron/Steel 0.1%
Nucor Corp., Sr. Unsec’d. Notes	5.850%	06/01/18	11,000	11,825,528

Leisure Time 0.3%
Carnival Corp., Gtd. Notes	1.875%	12/15/17	30,705	30,989,236

Lodging 1.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300%	01/15/22	36,420	36,638,884
Sr. Unsec’d. Notes	3.000%	03/01/19	25,350	26,160,947
Sr. Unsec’d. Notes	3.375%	10/15/20	4,195	4,416,731
Sr. Unsec’d. Notes	6.375%	06/15/17	9,400	9,832,588
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes	6.750%	05/15/18	3,000	3,272,595
Sr. Unsec’d. Notes	7.150%	12/01/19	10,218	11,836,378
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes	2.500%	03/01/18	7,610	7,689,349
Sr. Unsec’d. Notes	2.950%	03/01/17	29,568	29,815,573

				129,663,045

Machinery-Construction & Mining
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.700%	06/16/18	500	506,371

Machinery-Diversified 0.2%
CNH Industrial Capital LLC, Gtd. Notes(c)	3.250%	02/01/17	13,125	13,203,750
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	6,770	6,806,802

				20,010,552

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media 2.9%
21st Century Fox America, Inc.,
Gtd. Notes	5.650%		08/15/20	7,180	$8,225,322
Gtd. Notes	8.000%		10/17/16	30,452	31,046,758
CBS Corp., Gtd. Notes	1.950%		07/01/17	7,702	7,745,478
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%		07/23/22	49,305	52,989,858
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%		07/15/18	4,698	5,083,189
DISH DBS Corp., Gtd. Notes	4.250%		04/01/18	10,000	10,200,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	23,725	24,254,756
NBCUniversal Media LLC, Gtd. Notes	4.375%		04/01/21	5,355	6,000,642
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes	2.800%		06/15/20	500	507,846
Sr. Unsec’d. Notes	3.500%		06/15/22	28,170	29,196,966
Sky PLC (United Kingdom),
Gtd. Notes, 144A	2.625%		09/16/19	4,900	4,985,686
Gtd. Notes, 144A	6.100%		02/15/18	10,000	10,691,800
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%		02/23/17	8,700	8,701,488
Time Warner Cable, Inc.,
Gtd. Notes	5.850%		05/01/17	11,068	11,457,317
Gtd. Notes	6.750%		07/01/18	9,162	10,046,490
Gtd. Notes	8.250%		04/01/19	9,759	11,332,161
Gtd. Notes	8.750%		02/14/19	10,135	11,833,717
Time Warner, Inc., Gtd. Notes	2.100%		06/01/19	24,000	24,322,704
Viacom, Inc.,
Sr. Unsec’d. Notes	2.500%		12/15/16	9,025	9,064,096
Sr. Unsec’d. Notes	2.500%		09/01/18	6,290	6,377,393

					284,063,667

Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%		05/30/21	6,500	6,998,615
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(c)	6.250	%(a)	10/19/75	7,870	8,287,110

					15,285,725

Miscellaneous Manufacturing 0.6%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%		04/15/19	7,150	6,828,250
Crane Co., Sr. Unsec’d. Notes	2.750%		12/15/18	9,500	9,764,053
Eaton Corp., Gtd. Notes	1.500%		11/02/17	12,250	12,309,621
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	2,864	3,280,775

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	2.875%	01/15/19	3,715	$3,847,265
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	4,000	4,080,000
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%	09/15/17	4,100	4,092,550
Textron, Inc., Sr. Unsec’d. Notes	4.625%	09/21/16	14,650	14,730,443

				58,932,957

Office/Business Equipment
Xerox Corp., Sr. Unsec’d. Notes	2.950%	03/15/17	2,010	2,027,409

Oil & Gas 2.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(c)	4.850%	03/15/21	23,965	25,417,614
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	15,300	15,322,522
ConocoPhillips Co., Gtd. Notes(c)	4.200%	03/15/21	11,590	12,548,968
Devon Energy Corp.,
Sr. Unsec’d. Notes	2.250%	12/15/18	11,900	11,816,081
Sr. Unsec’d. Notes	4.000%	07/15/21	4,691	4,747,527
Exxon Mobil Corp., Sr. Unsec’d. Notes	2.222%	03/01/21	40,925	42,195,557
Hess Corp., Sr. Unsec’d. Notes	8.125%	02/15/19	2,300	2,563,141
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250%	12/15/19	3,291	3,702,444
Nabors Industries, Inc.,
Gtd. Notes	2.350%	09/15/16	2,485	2,481,156
Gtd. Notes	6.150%	02/15/18	15,755	16,207,027
Noble Energy, Inc., Sr. Unsec’d. Notes(c)	4.150%	12/15/21	4,487	4,717,964
Noble Holding International Ltd., Gtd. Notes(c)	2.500%	03/15/17	3,095	3,060,026
Phillips 66, Gtd. Notes	2.950%	05/01/17	6,430	6,524,122
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	6.650%	03/15/17	5,250	5,433,514
Sr. Unsec’d. Notes	6.875%	05/01/18	19,140	20,691,259
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	12,218	13,211,995
Transocean, Inc.,
Gtd. Notes	3.750%	10/15/17	9,600	9,672,000
Gtd. Notes(c)	6.800%	12/15/16	3,375	3,408,750

				203,721,667

Oil & Gas Services 0.3%
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	1.350%	12/01/17	5,360	5,321,140
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	2.350%	12/21/18	12,920	13,172,069
Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	10,125	10,559,930

				29,053,139

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging & Containers 0.3%
Ball Corp., Gtd. Notes	4.375%	12/15/20	1,940	$2,040,638
WestRock RKT Co.,
Gtd. Notes	3.500%	03/01/20	11,515	11,887,153
Gtd. Notes	4.450%	03/01/19	12,675	13,393,850

				27,321,641

Pharmaceuticals 5.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	1.750%	11/06/17	39,375	39,607,549
Sr. Unsec’d. Notes	2.000%	11/06/18	15,000	15,153,135
Sr. Unsec’d. Notes(c)	2.300%	05/14/21	20,430	20,678,306
Sr. Unsec’d. Notes	2.500%	05/14/20	61,995	63,378,914
Actavis, Inc., Gtd. Notes	1.875%	10/01/17	18,710	18,803,419
Actavis Funding SCS,
Gtd. Notes	2.450%	06/15/19	6,530	6,632,279
Gtd. Notes	3.000%	03/12/20	73,525	75,828,465
Baxalta, Inc., Gtd. Notes	2.875%	06/23/20	35,210	35,783,184
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375%	10/08/19	15,975	16,330,204
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	1.700%	03/15/18	9,455	9,518,727
Sr. Unsec’d. Notes	1.900%	06/15/17	8,050	8,107,485
Express Scripts Holding Co.,
Gtd. Notes	2.250%	06/15/19	25,000	25,406,425
Gtd. Notes	2.650%	02/15/17	26,467	26,748,371
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	10,000	10,547,430
McKesson Corp., Sr. Unsec’d. Notes	2.284%	03/15/19	24,800	25,356,586
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	3.000%	11/15/20	17,255	18,025,953
Medco Health Solutions, Inc.,
Gtd. Notes	4.125%	09/15/20	2,000	2,157,020
Gtd. Notes	7.125%	03/15/18	2,810	3,067,857
Mylan, Inc.,
Gtd. Notes	2.550%	03/28/19	3,195	3,234,263
Gtd. Notes	2.600%	06/24/18	7,855	7,954,751
Mylan NV,
Gtd. Notes, 144A	2.500%	06/07/19	13,010	13,182,747
Gtd. Notes, 144A	3.000%	12/15/18	4,090	4,187,354
Gtd. Notes, 144A	3.150%	06/15/21	18,210	18,471,277
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%	11/08/18	8,350	8,421,885
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.400%	11/10/16	18,420	18,512,782

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Zoetis, Inc.,
Sr. Unsec’d. Notes	1.875%	02/01/18	10,650	$10,681,226
Sr. Unsec’d. Notes	3.450%	11/13/20	15,455	15,955,340

				521,732,934

Pipelines 1.8%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	5,610	5,689,174
Columbia Pipeline Group, Inc., Gtd. Notes	2.450%	06/01/18	8,745	8,773,194
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	10,000	9,800,000
DCP Midstream Operating LP,
Gtd. Notes	2.500%	12/01/17	8,990	8,787,725
Gtd. Notes	2.700%	04/01/19	4,560	4,369,429
Enable Midstream Partners LP, Gtd. Notes	2.400%	05/15/19	6,545	6,145,690
Enterprise Products Operating LLC,
Gtd. Notes	1.650%	05/07/18	8,305	8,311,993
Gtd. Notes	2.550%	10/15/19	14,680	15,085,109
Gtd. Notes	2.850%	04/15/21	17,180	17,750,428
Gtd. Notes	6.650%	04/15/18	3,400	3,697,187
Kinder Morgan Energy Partners LP,
Gtd. Notes	2.650%	02/01/19	8,300	8,296,423
Gtd. Notes	6.000%	02/01/17	4,900	5,013,861
Gtd. Notes	6.500%	04/01/20	5,000	5,513,560
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.650%	10/15/16	3,990	4,036,970
ONEOK Partners LP,
Gtd. Notes	2.000%	10/01/17	13,030	13,012,006
Gtd. Notes(c)	3.200%	09/15/18	9,185	9,281,571
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	3,535	3,554,336
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950%	09/25/18	14,115	14,385,683
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	7,142	7,106,004
Williams Partners LP, Sr. Unsec’d. Notes	5.250%	03/15/20	12,042	12,389,604
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	7.250%	02/01/17	1,000	1,029,912

				172,029,859

Real Estate Investment Trusts (REITs) 2.2%
Avalonbay Communities, Inc., Sr. Unsec’d. Notes, GMTN	2.950%	09/15/22	10,258	10,557,134
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	6,725	7,385,395
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	6,235	6,480,609
Equity Commonwealth, Sr. Unsec’d. Notes	6.650%	01/15/18	2,160	2,255,191
ERP Operating LP, Sr. Unsec’d. Notes	2.375%	07/01/19	11,370	11,646,678

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	5,100	$5,231,340
Kimco Realty Corp., Sr. Unsec’d. Notes	5.700%	05/01/17	3,235	3,351,230
Liberty Property LP, Sr. Unsec’d. Notes	4.750%	10/01/20	6,000	6,550,590
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	13,340	13,381,194
Realty Income Corp.,
Sr. Unsec’d. Notes	2.000%	01/31/18	7,800	7,864,873
Sr. Unsec’d. Notes	5.950%	09/15/16	1,700	1,715,477
Sr. Unsec’d. Notes	6.750%	08/15/19	4,585	5,253,722
Regency Centers LP, Gtd. Notes	6.000%	06/15/20	1,865	2,117,329
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19	9,100	9,234,352
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	10,594	10,676,983
Simon Property Group LP,
Sr. Unsec’d. Notes	2.200%	02/01/19	12,200	12,468,241
Sr. Unsec’d. Notes	2.800%	01/30/17	1,685	1,695,860
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	8,035	8,076,051
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	13,815	14,074,888
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A	1.750%	09/15/17	16,900	16,948,841
Gtd. Notes, 144A	2.700%	09/17/19	5,400	5,507,978
Gtd. Notes, 144A	3.250%	10/05/20	13,485	14,033,772
Welltower, Inc., Sr. Unsec’d. Notes	5.250%	01/15/22	20,485	23,011,845
Weyerhaeuser Co., Sr. Unsec’d. Notes(c)	7.375%	10/01/19	7,607	8,743,866

				208,263,439

Retail 2.4%
AutoZone, Inc., Sr. Unsec’d. Notes	2.500%	04/15/21	6,310	6,425,845
CVS Health Corp.,
Sr. Unsec’d. Notes	2.125%	06/01/21	5,000	5,061,485
Sr. Unsec’d. Notes	2.250%	12/05/18	24,250	24,806,077
Sr. Unsec’d. Notes	2.250%	08/12/19	20,350	20,899,002
Sr. Unsec’d. Notes	2.800%	07/20/20	59,833	62,302,308
Sr. Unsec’d. Notes	4.750%	12/01/22	7,796	8,904,693
Dollar General Corp., Sr. Unsec’d. Notes(c)	1.875%	04/15/18	26,920	27,207,021
Home Depot Inc. (The), Sr. Unsec’d. Notes	2.000%	04/01/21	16,275	16,715,629
Macy’s Retail Holdings, Inc., Gtd. Notes	5.900%	12/01/16	8,844	9,026,116
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes	1.750%	11/17/17	5,755	5,796,050

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retail (cont’d.)
Sr. Unsec’d. Notes	2.600%	06/01/21	33,590	$34,216,655
Sr. Unsec’d. Notes	2.700%	11/18/19	11,240	11,613,191

				232,974,072

Semiconductors 0.3%
KLA-Tencor Corp.,
Sr. Unsec’d. Notes	2.375%	11/01/17	3,345	3,373,509
Sr. Unsec’d. Notes	3.375%	11/01/19	2,550	2,637,001
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	13,825	14,065,154
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	8,825	9,001,500

				29,077,164

Software 1.6%
CA, Inc., Sr. Unsec’d. Notes	2.875%	08/15/18	7,865	8,022,001
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	11,115	11,654,122
Fidelity National Information Services, Inc.,
Gtd. Notes	1.450%	06/05/17	2,090	2,087,532
Gtd. Notes	2.000%	04/15/18	7,500	7,537,312
Gtd. Notes	3.625%	10/15/20	13,570	14,345,118
Sr. Unsec’d. Notes	2.850%	10/15/18	7,180	7,368,741
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	15,210	15,746,624
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17	4,537	4,684,702
Oracle Corp.,
Sr. Unsec’d. Notes	1.900%	09/15/21	62,770	63,000,554
Sr. Unsec’d. Notes	2.375%	01/15/19	17,340	17,852,796
Sr. Unsec’d. Notes	2.800%	07/08/21	2,690	2,823,486

				155,122,988

Telecommunications 6.2%
America Movil SAB de CV (Mexico),
Gtd. Notes	2.375%	09/08/16	24,770	24,842,675
Gtd. Notes	5.000%	03/30/20	11,400	12,631,474
AT&T, Inc.,
Sr. Unsec’d. Notes	1.600%	02/15/17	34,100	34,193,093
Sr. Unsec’d. Notes	1.700%	06/01/17	3,000	3,012,330
Sr. Unsec’d. Notes	1.750%	01/15/18	14,900	14,981,101
Sr. Unsec’d. Notes	2.400%	08/15/16	6,925	6,935,941
Sr. Unsec’d. Notes	2.400%	03/15/17	14,850	14,975,572
Sr. Unsec’d. Notes	2.450%	06/30/20	77,815	79,445,925

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sr. Unsec’d. Notes	2.800%	02/17/21	18,850	$19,340,854
Sr. Unsec’d. Notes	3.875%	08/15/21	7,300	7,864,487
Sr. Unsec’d. Notes	4.600%	02/15/21	4,700	5,143,144
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	2.350%	02/14/19	6,800	6,946,105
Sr. Unsec’d. Notes	5.950%	01/15/18	33,835	36,212,890
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	2.381%	12/15/17	15,090	15,285,823
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17	10,450	10,685,125
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.200%	02/28/21	9,990	10,295,864
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.250%	03/06/17	20,425	20,560,418
Nippon Telegraph & Telephone Corp. (Japan), Sec’d. Notes	1.400%	07/18/17	8,720	8,740,631
Orange SA (France),
Sr. Unsec’d. Notes	2.750%	09/14/16	10,225	10,263,149
Sr. Unsec’d. Notes	2.750%	02/06/19	21,115	21,759,050
Sr. Unsec’d. Notes	5.375%	07/08/19	4,828	5,360,659
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17	8,500	8,808,125
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192%	04/27/18	28,700	29,468,586
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500%	11/15/19	8,700	9,724,599
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.100%	11/01/17	13,100	13,097,039
Sr. Unsec’d. Notes	2.625%	02/21/20	76,469	79,135,092
Sr. Unsec’d. Notes	4.500%	09/15/20	40,000	44,398,240
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.250%	09/26/17	19,270	19,241,307
Sr. Unsec’d. Notes	1.625%	03/20/17	24,750	24,821,032

				598,170,330

Toys, Games & Hobbies
Mattel, Inc., Sr. Unsec’d. Notes	2.500%	11/01/16	4,000	4,021,712

Transportation 0.6%
CSX Corp.,
Sr. Unsec’d. Notes	6.250%	03/15/18	11,608	12,564,523
Sr. Unsec’d. Notes	7.375%	02/01/19	15,175	17,418,836
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625%	01/15/18	2,935	2,958,139
Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700%	05/15/17	6,810	7,188,588

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Transportation (cont’d.)
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	7,480	$7,575,340
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	5,400	5,979,679

				53,685,105

Trucking & Leasing 0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $6,583,156; purchased 06/12/14)(d)(e)	2.500%	06/15/19	6,585	6,656,743
Sr. Unsec’d. Notes, 144A (original cost $17,698,742; purchased 07/16/15)(d)(e)	3.200%	07/15/20	17,770	18,175,618
Sr. Unsec’d. Notes, 144A (original cost $198,826; purchased 02/02/16)(d)(e)	3.300%	04/01/21	200	205,595

				25,037,956

TOTAL CORPORATE BONDS (cost $8,382,845,531)				8,518,870,775

FOREIGN AGENCIES 0.9%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	1.750%	05/09/18	8,450	8,448,699
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	2.150%	01/22/19	12,900	13,164,927
Sr. Unsec’d. Notes, 144A	2.350%	10/13/20	12,350	12,620,131
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	9,500	9,715,612
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	46,030	46,180,150

TOTAL FOREIGN AGENCIES (cost $89,012,746)				90,129,519

SOVEREIGN BOND 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, EMTN (cost $8,239,171)	5.950%	03/19/19	7,556	8,440,052

			Shares
PREFERRED STOCK

Banks
Citigroup Capital XIII, 7.008% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)			132,000	3,441,240

TOTAL LONG-TERM INVESTMENTS (cost $9,404,963,498)				9,542,903,852

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Description	Shares	Value (Note 1)

SHORT-TERM INVESTMENT 1.9%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $185,305,678; includes $55,946,956 of cash collateral for securities on loan)(h)(i)(Note 3)	185,305,678	$185,305,678

TOTAL INVESTMENTS 100.7% (cost $9,590,269,176) (Note 5)		9,728,209,530
Liabilities in excess of other assets(j) (0.7)%		(68,633,338)

NET ASSETS 100.0%		$9,659,576,192

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDS—Credit Default Swap

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

MTN—Medium Term Note

NYSE—New York Stock Exchange

OTC—Over-the-counter

REIT—Real Estate Investment Trust

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $21,368,682 and 0.2%% of net assets.
#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.
(b)	Interest rate not available as of June 30, 2016.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,590,921; cash collateral of $55,946,956 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $86,613,960. The aggregate value, $87,547,974, is approximately 0.9% of net assets.
(f)	Represents issuer in default on interest payments and or principal payment; non-income producing security.
(g)	Security is post-maturity.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

36

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Long Position:
3,749	2 Year U.S. Treasury Notes	Sep. 2016	$817,126,624	$822,261,141	$5,134,517

	Short Positions:
247	5 Year U.S. Treasury Notes	Sep. 2016	30,110,517	30,174,523	(64,006)
446	10 Year U.S. Treasury Notes	Sep. 2016	57,795,338	59,311,031	(1,515,693)

					(1,579,699)

					$3,554,818

Cash of $930,000 has been segregated with JPMorgan Chase to cover requirements for open futures contracts as of June 30, 2016.

Credit default swap agreement outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2016(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swap on corporate issues—Sell Protection(1):
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.294%	$81,378	$(359,547)	$440,925	Credit Suisse First Boston Corp.

The Fund entered into credit default swaps (‘CDS’) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$473,334,274	$—
Bank Loan	—	—	19,400,000
Commercial Mortgage-Backed Securities	—	429,287,992	—
Corporate Bonds	—	8,516,902,093	1,968,682
Foreign Agencies	—	90,129,519	—
Sovereign Bond	—	8,440,052	—
Preferred Stock	3,441,240	—	—
Affiliated Mutual Fund	185,305,678	—	—
Other Financial Instruments*
Futures Contracts	3,554,818	—	—
OTC Credit Default Swap Agreement	—	81,378	—

Total	$192,301,736	$9,518,175,308	$21,368,682

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

38

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	22.7%
Telecommunications	6.2
Pharmaceuticals	5.4
Collateralized Loan Obligations	4.9
Commercial Mortgage-Backed Securities	4.5
Auto Manufacturers	4.4
Insurance	3.5
Electric	3.5
Healthcare-Services	3.0
Media	2.9
Chemicals	2.9
Diversified Financial Services	2.9
Retail	2.4
Real Estate Investment Trusts (REITs)	2.2
Oil & Gas	2.1
Beverages	2.1
Healthcare-Products	2.0
Food	2.0
Affiliated Mutual Fund (including 0.6% of collateral for securities on loan)	1.9
Pipelines	1.8
Biotechnology	1.6
Computers	1.6
Software	1.6
Lodging	1.3
Agriculture	1.2
Airlines	1.2
Commercial Services	1.0
Foreign Agencies	0.9%
Gas	0.6
Miscellaneous Manufacturing	0.6
Housewares	0.6
Transportation	0.6
Forest Products & Paper	0.5
Electronics	0.3
Aerospace/Defense	0.3
Leisure Time	0.3
Semiconductors	0.3
Oil & Gas Services	0.3
Packaging & Containers	0.3
Building Materials	0.3
Trucking & Leasing	0.3
Auto Parts & Equipment	0.3
Hand/Machine Tools	0.2
Machinery-Diversified	0.2
Home Builders	0.2
Technology	0.2
Mining	0.2
Home Furnishings	0.1
Iron/Steel	0.1
Sovereign Bond	0.1
Apparel	0.1

100.7
Liabilities in excess of other assets	(0.7)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments (unaudited) (continued)

as of June 30, 2016

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	—		Premiums received for OTC swap agreements	$359,547
Credit contracts	Unrealized appreciation on OTC swap agreements	440,925		—	—
Interest rate contracts	Due from/to broker—variation margin futures	5,134,517	*	Due from/to broker—variation margin futures	1,579,699	*

Total		$5,575,442			$1,939,246

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(941,590)	$(941,590)
Interest rate contracts	(2,660,598)	—	(2,660,598)

Total	$(2,660,598)	$(941,590)	$(3,602,188)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(787,067)	$(787,067)
Interest rate contracts	5,329,084	—	5,329,084

Total	$5,329,084	$(787,067)	$4,542,017

See Notes to Financial Statements.

40

For the six months ended June 30, 2016, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Position(1)	Futures Contracts— Short Positions(1)
$1,006,505,154	$119,552,389

Credit Default Swap Agreements— Buy Protection(2)	Credit Defualt Swap Agreements— Sell Protection(2)
$9,800	$15,000

(1)	Value at Trade Date.
(2)	Notional Amount in USD (000).

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Credit Suisse First Boston Corp.	$440,925	$(359,547)	$—	$81,378

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Credit Suisse First Boston Corp.	$(359,547)	$359,547	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Statement of Assets & Liabilities (unaudited)

as of June 30, 2016

Assets
Investments at value, including securities on loan of $54,590,921:
Unaffiliated investments (cost $9,404,963,498)	$9,542,903,852
Affiliated investments (cost $185,305,678)	185,305,678
Deposit with broker for futures	930,000
Dividends and interest receivable	75,946,464
Receivable for investments sold	71,824,457
Receivable for Fund shares sold	33,965,827
Unrealized appreciation on OTC swap agreements	440,925
Due from broker—variation margin futures	261,175
Tax reclaim receivable	122,954
Prepaid expenses	9,306

Total assets	9,911,710,638

Liabilities
Payable for investments purchased	151,592,262
Payable to broker for collateral for securities on loan	55,946,956
Payable for Fund shares reacquired	32,768,193
Dividends payable	5,112,635
Management fee payable	3,133,838
Distribution fee payable	1,709,050
Accrued expenses and other liabilities	1,421,299
Premium received for OTC swap agreements	359,547
Affiliated transfer agent fee payable	88,784
Deferred directors’ fees	1,882

Total liabilities	252,134,446

Net Assets	$9,659,576,192

Net assets were comprised of:
Common stock, at par	$8,621,742
Paid-in capital in excess of par	9,820,932,004

9,829,553,746
Distributions in excess of net investment income	(27,560,635)
Accumulated net realized loss on investment transactions	(284,354,592)
Net unrealized appreciation on investments	141,937,673

Net assets, June 30, 2016	$9,659,576,192

See Notes to Financial Statements.

42

Class A
Net asset value and redemption price per share ($1,720,565,360 ÷ 153,807,898 shares of common stock issued and outstanding)	$11.19
Maximum sales charge (3.25% of offering price)	0.38

Maximum offering price to public	$11.57

Class B
Net asset value, offering price and redemption price per share ($24,666,572 ÷ 2,205,177 shares of common stock issued and outstanding)	$11.19

Class C
Net asset value, offering price and redemption price per share ($1,561,897,677 ÷ 139,624,541 shares of common stock issued and outstanding)	$11.19

Class Q
Net asset value, offering price and redemption price per share ($150,174,009 ÷ 13,382,883 shares of common stock issued and outstanding)	$11.22

Class R
Net asset value, offering price and redemption price per share ($168,879,015 ÷ 15,096,883 shares of common stock issued and outstanding)	$11.19

Class Z
Net asset value, offering price and redemption price per share ($6,033,393,559 ÷ 538,056,824 shares of common stock issued and outstanding)	$11.21

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Statement of Operations (unaudited)

Six Months Ended June 30, 2016

Net Investment Income (Loss)
Income
Interest income	$113,596,481
Affiliated income from securities lending, net	460,083
Affiliated dividend income	432,405
Unaffiliated dividend income	114,114

Total income	114,603,083

Expenses
Management fee	18,306,594
Distribution fee—Class A	2,054,585
Distribution fee—Class B	133,683
Distribution fee—Class C	7,679,133
Distribution fee—Class R	604,046
Transfer agent’s fees and expenses (including affiliated expense of $260,000)	4,399,000
Custodian and accounting fees	423,000
Shareholders’ reports	183,000
Registration fees	153,000
Directors’ fees	75,000
Insurance expenses	55,000
Legal fees and expenses	39,000
Audit fee	18,000
Miscellaneous	21,677

Total expenses	34,144,718
Less: Distribution fee waiver—Class R	(201,335)

Net expenses	33,943,383

Net investment income (loss)	80,659,700

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	840,014
Futures transactions	(2,660,598)
Swap agreement transactions	(941,590)

(2,762,174)

Net change in unrealized appreciation (depreciation) on:
Investments	186,327,322
Futures	5,329,084
Swap agreements	(787,067)

190,869,339

Net gain (loss) on investment transactions	188,107,165

Net Increase (Decrease) In Net Assets Resulting From Operations	$268,766,865

See Notes to Financial Statements.

44

Statement of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,659,700	$160,406,006
Net realized gain (loss) on investment transactions	(2,762,174)	4,281,405
Net change in unrealized appreciation (depreciation) on investments	190,869,339	(87,745,875)

Net increase (decrease) in net assets resulting from operations	268,766,865	76,941,536

Dividends from net investment income (Note 1)
Class A	(19,971,144)	(50,118,788)
Class B	(224,378)	(620,519)
Class C	(12,913,086)	(29,041,626)
Class Q	(1,937,561)	(2,566,955)
Class R	(1,757,090)	(3,407,152)
Class Z	(75,684,397)	(147,619,513)

	(112,487,656)	(233,374,553)

Fund share transactions (Net of share conversions) (Note 4)
Net proceeds from shares sold	2,291,696,471	2,802,212,388
Net asset value of shares issued in reinvestment of dividends and distributions	81,065,154	166,315,034
Cost of shares reacquired	(1,763,841,107)	(3,419,363,933)

Net increase (decrease) in net assets from Fund share transactions	608,920,518	(450,836,511)

Total increase (decrease)	765,199,727	(607,269,528)

Net Assets:
Beginning of period	8,894,376,465	9,501,645,993

End of period	$9,659,576,192	$8,894,376,465

(a) Includes undistributed net investment income of:	$—	$4,267,321

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Notes to Financial Statements (unaudited)

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit

46

ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor pricing are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be

Prudential Short-Term Corporate Bond Fund, Inc.	47

Notes to Financial Statements (unaudited) (continued)

traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuation in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a

48

central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging

Prudential Short-Term Corporate Bond Fund, Inc.	49

Notes to Financial Statements (unaudited) (continued)

country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold

50

over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Prudential Short-Term Corporate Bond Fund, Inc.	51

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI the cost of compensation of officers

52

of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .40% of the Fund’s average daily net assets up to $10 billion; and .39% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee was .40% for the six months ended June 30, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class Q, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .25%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2016, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares.

PIMS has advised the Fund that it received $1,421,359 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2016, it received $4,154, $9,308 and $80,685 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the period January 1, 2016 through

Prudential Short-Term Corporate Bond Fund, Inc.	53

Notes to Financial Statements (unaudited) (continued)

February 4, 2016, PGIM, Inc. has been compensated $8,996 for these services. At the June 2016 meeting of the Board, the Board approved compensation to PGIM, Inc. related to securities lending activities. The payment was for services provided from February 5, 2016 to July 5, 2016 and totaled approximately $43,463.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2016, were $1,939,911,857 and $1,220,681,420, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2016 were as follows:

Tax Basis	$9,731,877,880

Appreciation	142,358,688
Depreciation	(146,027,038)

Net Unrealized Depreciation	$(3,668,350)

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after January 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a

54

result of this ordering rule, capital loss carryforwards related to taxable years ending before December 31, 2011 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of December 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$113,486,000

Pre-Enactment Losses:
Expiring 2018	$1,604,000

The Fund elected to treat post-October capital losses of approximately $19,854,000 as having been incurred in the following fiscal year (December 31, 2016).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class B shares automatically convert to Class A shares on a quarterly basis, approximately five years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of common stock authorized at $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R, and Class Z

Prudential Short-Term Corporate Bond Fund, Inc.	55

Notes to Financial Statements (unaudited) (continued)

common stock. Class A shares consists of 475 million authorized shares, Class B consists of 25 million authorized shares, Class C consists of 400 million authorized shares, Class Q and Class R shares each consist of 100 million authorized shares, and Class Z shares consist of 900 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2016:
Shares sold	34,350,261	$380,709,609
Shares issued in reinvestment of dividends and distributions	1,453,912	16,133,440
Shares reacquired	(40,015,889)	(442,231,245)

Net increase (decrease) in shares outstanding before conversion	(4,211,716)	(45,388,196)
Shares issued upon conversion from other share class(es)	1,017,357	11,266,665
Shares reacquired upon conversion into other share class(es)	(6,729,474)	(74,525,888)

Net increase (decrease) in shares outstanding	(9,923,833)	$(108,647,419)

Year ended December 31, 2015:
Shares sold	45,385,148	$505,897,190
Shares issued in reinvestment of dividends and distributions	3,751,925	41,881,155
Shares reacquired	(80,153,940)	(894,762,207)

Net increase (decrease) in shares outstanding before conversion	(31,016,867)	(346,983,862)
Shares issued upon conversion from other share class(es)	2,176,583	24,265,801
Shares reacquired upon conversion into other share class(es)	(3,501,679)	(39,099,351)

Net increase (decrease) in shares outstanding	(32,341,963)	$(361,817,412)

Class B
Six months ended June 30, 2016:
Shares sold	128,290	$1,420,908
Shares issued in reinvestment of dividends and distributions	18,540	205,626
Shares reacquired	(241,745)	(2,672,953)

Net increase (decrease) in shares outstanding before conversion	(94,915)	(1,046,419)
Shares reacquired upon conversion into other share class(es)	(281,239)	(3,117,153)

Net increase (decrease) in shares outstanding	(376,154)	$(4,163,572)

Year ended December 31, 2015:
Shares sold	300,452	$3,335,966
Shares issued in reinvestment of dividends and distributions	51,275	572,567
Shares reacquired	(742,127)	(8,291,154)

Net increase (decrease) in shares outstanding before conversion	(390,400)	(4,382,621)
Shares reacquired upon conversion into other share class(es)	(763,336)	(8,492,131)

Net increase (decrease) in shares outstanding	(1,153,736)	$(12,874,752)

56

Class C	Shares	Amount
Six months ended June 30, 2016:
Shares sold	14,378,742	$159,297,995
Shares issued in reinvestment of dividends and distributions	904,117	10,032,133
Shares reacquired	(13,899,544)	(153,964,648)

Net increase (decrease) in shares outstanding before conversion	1,383,315	15,365,480
Shares issued upon conversion from other share class(es)	1,691	18,788
Shares reacquired upon conversion into other share class(es)	(1,330,740)	(14,758,710)

Net increase (decrease) in shares outstanding	54,266	$625,558

Year ended December 31, 2015:
Shares sold	21,142,628	$235,734,688
Shares issued in reinvestment of dividends and distributions	1,997,541	22,293,785
Shares reacquired	(37,266,683)	(415,934,634)

Net increase (decrease) in shares outstanding before conversion	(14,126,514)	(157,906,161)
Shares issued upon conversion from other share class(es)	4,991	55,745
Shares reacquired upon conversion into other share class(es)	(2,171,344)	(24,253,030)

Net increase (decrease) in shares outstanding	(16,292,867)	$(182,103,446)

Class Q
Six months ended June 30, 2016:
Shares sold	2,442,257	$27,147,395
Shares issued in reinvestment of dividends and distributions	174,020	1,937,387
Shares reacquired	(2,229,666)	(24,728,033)

Net increase (decrease) in shares outstanding before conversion	386,611	4,356,749
Shares issued upon conversion from other share class(es)	4,768,808	52,743,019

Net increase (decrease) in shares outstanding	5,155,419	$57,099,768

Year ended December 31, 2015:
Shares sold	1,391,222	$15,605,261
Shares issued in reinvestment of dividends and distributions	228,873	2,561,734
Shares reacquired	(1,371,221)	(15,374,062)

Net increase (decrease) in shares outstanding	248,874	$2,792,933

Class R
Six months ended June 30, 2016:
Shares sold	1,875,133	$20,774,606
Shares issued in reinvestment of dividends and distributions	152,280	1,689,859
Shares reacquired	(1,218,899)	(13,497,688)

Net increase (decrease) in shares outstanding before conversion	808,514	8,966,777
Shares reacquired upon conversion into other share class(es)	(1,889)	(20,836)

Net increase (decrease) in shares outstanding	806,625	$8,945,941

Year ended December 31, 2015:
Shares sold	3,656,004	$40,757,472
Shares issued in reinvestment of dividends and distributions	294,762	3,288,209
Shares reacquired	(2,389,282)	(26,654,382)

Net increase (decrease) in shares outstanding before conversion	1,561,484	17,391,299
Shares reacquired upon conversion into other share class(es)	(726)	(8,005)

Net increase (decrease) in shares outstanding	1,560,758	$17,383,294

Prudential Short-Term Corporate Bond Fund, Inc.	57

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended June 30, 2016:
Shares sold	153,421,915	$1,702,345,958
Shares issued in reinvestment of dividends and distributions	4,589,877	51,066,709
Shares reacquired	(101,428,108)	(1,126,746,540)

Net increase (decrease) in shares outstanding before conversion	56,583,684	626,666,127
Shares issued upon conversion from other share class(es)	8,024,227	89,093,059
Shares reacquired upon conversion into other share class(es)	(5,490,118)	(60,698,944)

Net increase (decrease) in shares outstanding	59,117,793	$655,060,242

Year ended December 31, 2015:
Shares sold	178,922,805	$2,000,881,811
Shares issued in reinvestment of dividends and distributions	8,558,737	95,717,584
Shares reacquired	(184,076,369)	(2,058,347,494)

Net increase (decrease) in shares outstanding before conversion	3,405,173	38,251,901
Shares issued upon conversion from other share class(es)	5,610,430	62,802,857
Shares reacquired upon conversion into other share class(es)	(1,365,089)	(15,271,886)

Net increase (decrease) in shares outstanding	7,650,514	$85,782,872

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended June 30, 2016.

Note 8. New Accounting Pronouncement

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time,

58

management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Short-Term Corporate Bond Fund, Inc.	59

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.00		$11.19	$11.33	$11.56	$11.35	$11.47
Income (loss) from investment operations:
Net investment income (loss)	.10		.19	.20	.22	.26	.32
Net realized and unrealized gain (loss) on investment transactions	.22		(.10)	(.04)	(.12)	.33	(.01)
Total from investment operations	.32		.09	.16	.10	.59	.31
Less Dividends:
Dividends from net investment income	(.13)		(.28)	(.30)	(.33)	(.38)	(.43)
Net asset value, end of period	$11.19		$11.00	$11.19	$ 11.33	$11.56	$11.35
Total Return(b):	2.96%		.81%	1.42%	.89%	5.23%	2.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,720,565		$1,801,167	$2,194,768	$2,791,686	$2,596,682	$1,765,432
Average net assets (000)	$1,652,721		$1,984,349	$2,686,658	$2,717,633	$2,125,935	$1,685,849
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	.77%	(e)	.77%	.78%	.76%	.78%	.77%
Expenses before waivers and/or expense reimbursement	.77%	(e)	.78%	.83%	.81%	.83%	.82%
Net investment income (loss)	1.73%	(e)	1.73%	1.79%	1.91%	2.30%	2.77%
Portfolio turnover rate	32%	(f)	49%	54%	65%	78%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

60

Class B Shares
	Six Months Ended June 30,		Year Ended December 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.00		$11.19	$11.33	$11.56	$11.35	$11.47
Income (loss) from investment operations:
Net investment income (loss)	.05		.11	.12	.13	.18	.23
Net realized and unrealized gain (loss) on investment transactions	.23		(.10)	(.04)	(.11)	.32	-	(b)
Total from investment operations	.28		.01	.08	.02	.50	.23
Less Dividends:
Dividends from net investment income	(.09)		(.20)	(.22)	(.25)	(.29)	(.35)
Net asset value, end of period	$11.19		$11.00	$11.19	$11.33	$11.56	$11.35
Total Return(c):	2.58%		.06%	.66%	.14%	4.44%	2.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,667		$28,396	$41,808	$57,649	$59,209	$47,686
Average net assets (000)	$26,882		$34,875	$51,023	$59,969	$52,940	$43,517
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.52%	(e)	1.52%	1.53%	1.51%	1.53%	1.52%
Expenses before waivers and/or expense reimbursement	1.52%	(e)	1.52%	1.53%	1.51%	1.53%	1.52%
Net investment income (loss)	.98%	(e)	.99%	1.04%	1.16%	1.56%	2.01%
Portfolio turnover rate	32%	(f)	49%	54%	65%	78%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	61

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.00		$11.19	$11.33	$11.56	$11.35	$11.48
Income (loss) from investment operations:
Net investment income (loss)	.05		.11	.12	.13	.18	.23
Net realized and unrealized gain (loss) on investment transactions	.23		(.10)	(.04)	(.11)	.32	(.01)
Total from investment operations	.28		.01	.08	.02	.50	.22
Less Dividends:
Dividends from net investment income	(.09)		(.20)	(.22)	(.25)	(.29)	(.35)
Net asset value, end of period	$11.19		$11.00	$11.19	$11.33	$11.56	$11.35
Total Return(b):	2.58%		.06%	.67%	.14%	4.45%	1.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,561,898		$1,535,414	$1,744,748	$1,970,167	$2,135,745	$1,559,205
Average net assets (000)	$1,544,268		$1,632,383	$1,861,288	$2,123,254	$1,842,751	$1,401,509
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.52%	(d)	1.52%	1.53%	1.51%	1.53%	1.52%
Expenses before waivers and/or expense reimbursement	1.52%	(d)	1.52%	1.53%	1.51%	1.53%	1.52%
Net investment income (loss)	.98%	(d)	.99%	1.04%	1.16%	1.55%	2.01%
Portfolio turnover rate	32%	(e)	49%	54%	65%	78%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

62

Class Q Shares
	Six Months Ended June 30,		Year Ended December 31,			March 2, 2012(a) through December 31,
	2016		2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.04		$11.23	$11.36	$11.59	$11.55
Income (loss) from investment operations:
Net investment income (loss)	.12		.23	.24	.26	.23
Net realized and unrealized gain (loss) on investment transactions	.21		(.10)	(.02)	(.12)	.15
Total from investment operations	.33		.13	.22	.14	.38
Less Dividends:
Dividends from net investment income	(.15)		(.32)	(.35)	(.37)	(.34)
Net asset value, end of period	$11.22		$11.04	$11.23	$11.36	$11.59
Total Return(c):	3.04%		1.17%	1.94%	1.24%	3.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$150,174		$90,807	$89,604	$80,059	$57,217
Average net assets (000)	$139,302		$89,233	$43,439	$68,760	$54,722
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.42%	(e)	.42%	.43%	.42%	.43%	(e)
Expenses before waivers and/or expense reimbursement	.42%	(e)	.42%	.43%	.42%	.43%	(e)
Net investment income (loss)	2.10%	(e)	2.08%	2.14%	2.25%	2.43%	(e)
Portfolio turnover rate	32%	(f)	49%	54%	65%	78%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	63

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.00		$11.19	$11.33	$11.56	$11.35	$11.47
Income (loss) from investment operations:
Net investment income (loss)	.08		.17	.17	.19	.23	.29
Net realized and unrealized gain (loss) on investment transactions	.23		(.11)	(.04)	(.12)	.33	(.01)
Total from investment operations	.31		.06	.13	.07	.56	.28
Less Dividends:
Dividends from net investment income	(.12)		(.25)	(.27)	(.30)	(.35)	(.40)
Net asset value, end of period	$11.19		$11.00	$11.19	$11.33	$11.56	$11.35
Total Return(b):	2.83%		.57%	1.17%	.65%	4.96%	2.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$168,879		$157,207	$142,496	$111,181	$46,706	$22,451
Average net assets (000)	$161,953		$149,553	$129,408	$78,272	$29,321	$20,172
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02%	(d)	1.02%	1.03%	1.01%	1.03%	1.02%
Expenses before waivers and/or expense reimbursement	1.27%	(d)	1.27%	1.28%	1.26%	1.28%	1.27%
Net investment income (loss)	1.48%	(d)	1.48%	1.54%	1.67%	2.04%	2.50%
Portfolio turnover rate	32%	(e)	49%	54%	65%	78%	77%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

64

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.03		$11.22	$11.36	$11.59	$11.37	$11.50
Income (loss) from investment operations:
Net investment income (loss)	.11		.22	.23	.25	.29	.34
Net realized and unrealized gain (loss) on investment transactions	.22		(.10)	(.04)	(.12)	.34	(.01)
Total from investment operations	.33		.12	.19	.13	.63	.33
Less Dividends:
Dividends from net investment income	(.15)		(.31)	(.33)	(.36)	(.41)	(.46)
Net asset value, end of period	$11.21		$11.03	$11.22	$11.36	$11.59	$11.37
Total Return(b):	2.99%		1.07%	1.68%	1.15%	5.58%	2.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,033,394		$5,281,386	$5,288,222	$4,310,734	$4,555,662	$2,660,697
Average net assets (000)	$5,678,453		$5,313,632	$4,823,460	$4,440,951	$3,647,207	$1,692,922
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.52%	(d)	.52%	.53%	.51%	.53%	.52%
Expenses before waivers and/or expense reimbursement	.52%	(d)	.52%	.53%	.51%	.53%	.52%
Net investment income (loss)	1.99%	(d)	1.99%	2.04%	2.16%	2.55%	2.97%
Portfolio turnover rate	32%	(e)	49%	54%	65%	78%	77%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	65

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”) consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with PGIM, Inc., on behalf of its Prudential Fixed Income (“PFI”) unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PFI. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PGIM, Inc. which, through its PFI unit, serves as the Fund’s subadviser

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PFI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PFI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PFI, and also considered the qualifications, backgrounds and responsibilities of PFI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PFI’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PFI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PFI. The Board noted that PFI is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PFI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PFI under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Other Benefits to PI and PFI

The Board considered potential ancillary benefits that might be received by PI and PFI and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PFI included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PFI were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2015.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Short-Intermediate Investment-Grade Debt Performance Universe) and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile
•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Short-Term Corporate Bond Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PSTQX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R607	74441R409	74441R508

MF140E2    0295390-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 24, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 24, 2016